Sales and marketing expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Sales and marketing expenses
Consulting	$ 220,540		$ 87,000
Marketing	1,078,749		983,416
Salaries and benefits	1,652,071		731,955
Share-based compensation expense (recovery)	(35,022)		270,816
Total sales and marketing expenses	$ 2,916,338	$ 2,073,187	$ 2,073,187